STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2021
Stockholders Equity
STOCKHOLDERS’ EQUITY

NOTE 7. STOCKHOLDERS’ EQUITY

Preferred Stock — At September 30, 2021, the Company was authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may have been determined from time to time by the Company’s board of directors. At September 30, 2021, there were no shares of preferred stock issued or outstanding.

Class A Common Stock — At September 30, 2021, the Company was authorized to issue up to 100,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock were entitled to one vote for each share. At September 30, 2021, there were 12,870,000 shares of Class A common stock issued and outstanding, including 12,500,000 shares of Class A common stock subject to possible redemption.

Class B Common Stock — At September 30, 2021, the Company was authorized to issue up to 10,000,000 shares of Class B common stock with a par value of $0.0001 per share. Holders of Class B common stock were entitled to one vote for each share. At September 30, 2021, there were 3,125,000 shares of Class B common stock issued and outstanding.

At September 30, 2021, only holders of Class B common stock had the right to vote on the election of directors prior to a Business Combination. Holders of Class A common stock and Class B common stock would vote together as a single class on all other matters submitted to a vote of stockholders, except as required by law.

After the Exchange and immediately prior to the Merger Effective Time, each share of the Company’s Class B common stock automatically converted into and exchanged for one share of the Company’s Class A common stock (the Class B Conversion).

At February 16, 2022, the Company is authorized to issue up to 1,000 shares of common stock with a par value of $0.01 per share. At February 16, 2022, there were 100 shares of common stock issued and outstanding.